GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (Sellers, USD $)	1 Months Ended
	Mar. 31, 2009	May 31, 2007
Business acquisition
Contingent payments	$ 4,000,000
MCFC
Business acquisition
Cash paid		68,800,000
Shares of common stock issued as a part of consideration		882,353
Contingent payments	5,000,000
Total purchase price	90,229,762
CBD
Business acquisition
Contingent payments	$ 1,000,000